Acquisition of Businesses and Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Acquisition of Businesses and Asset Acquisitions (Tables) [Line Items]
Schedule of allocated based on the purchase price
Consideration:
Cash consideration	$465,000
Contingent consideration – collection of accounts receivable	372,168
Total consideration	$837,168

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable	$744,336
Other current assets	3,427
Property, plant and equipment	372,800
Intangible assets	200,000
Total identifiable assets acquired	1,320,563

Notes payable	372,921
Accounts receivable collections payable	372,168
Accounts payable and accrued expenses	41,423
Total liabilities assumed	786,512

Goodwill	303,117
Total purchase price	$837,168
Consideration:
Cash consideration:
Paid at transaction date	$1,300,000
Cash at closing	600,000
Liabilities assumed:
Lease liabilities	124,233
Loans	278,828
Line of credit	25,881
Total consideration	$2,328,942

Recognized amounts of identifiable assets and liabilities assumed:
Vehicles	$45,500
Equipment	82,800
ROU assets	124,233
Total tangible assets acquired	$252,533
Goodwill	$2,076,409
Total assets acquired	$2,328,942